Share-based payments - Summary of Movements for Equity and Cash-Settled DSBS Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	4,015	4,141
Number of options granted (in shares)	1,675	1,616
Number of options, Exercised during the period (in shares)	(1,743)	(1,609)
Number of options, Forfeited during the period (in shares)	(96)	(133)
Number of options, Outstanding at end of year (in shares)	3,851	4,015
Number of options, Exercisable at end of year (in shares)	0	1
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	141	223
Number of options granted (in shares)	211	85
Number of options, Exercised during the period (in shares)	(81)	(159)
Number of options, Forfeited during the period (in shares)	(10)	(8)
Number of options, Outstanding at end of year (in shares)	261	141
Number of options, Exercisable at end of year (in shares)	1	14